CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 3,532,016	$ 497,474	¥ 8,840,708
Net of allowance	¥ 3,532,016	$ 497,474	¥ 8,840,708
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.50
Ordinary shares, authorized	400,000,000	400,000,000	400,000,000
Ordinary shares, issued	66,780,612	66,780,612	67,416,046
Ordinary shares, outstanding	66,780,612	66,780,612	67,416,046
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.50
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	34,762,909	34,762,909	34,762,909
Ordinary shares, outstanding	34,762,909	34,762,909	34,762,909